Business Combinations - Measurement Period Adjustments Statement of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Non-current assets:
Total non-current assets	¥ 10,351,662	¥ 10,799,736	[1]
Property, plant and equipment	1,386,370	1,331,931	[1]
Goodwill	4,012,528	4,240,251	[1]
Intangible assets	4,171,361	4,751,169	[1]
Other		476,385
Current assets:
Total current assets	2,469,432	2,993,037	[1]
Inventories	759,599	919,670	[1]
Assets held for sale	157,280	489,213	[1]
Other		1,584,154
Total assets	12,821,094	13,792,773	[1]
Non-current liabilities:
Total non-current liabilities	5,917,710	6,053,733	[1]
Deferred tax liabilities	710,147	721,456	[1]
Other		5,332,277
Current liabilities:
Total current liabilities	2,175,898	2,553,049	[1]
Income taxes payable	182,738	150,698	[1]
Liabilities held for sale	87,190	215,034	[1]
Other		2,187,317
Total liabilities	8,093,608	8,606,782	[1]
Equity:
Total equity	4,727,486	5,185,991	[1]	¥ 2,017,409	¥ 1,948,965
Retained earnings	1,369,972	1,595,431	[1]
Other components of equity	92,564	349,879	[1]
Other		3,240,681
Total liabilities and equity	¥ 12,821,094	13,792,773	[1]
As previously reported
Non-current assets:
Total non-current assets		10,821,664
Property, plant and equipment		1,316,531
Goodwill		4,161,403
Intangible assets		4,860,368
Other		483,362
Current assets:
Total current assets		3,050,658
Inventories		986,744
Assets held for sale		479,760
Other		1,584,154
Total assets		13,872,322
Non-current liabilities:
Total non-current liabilities		6,197,803
Deferred tax liabilities		867,061
Other		5,330,742
Current liabilities:
Total current liabilities		2,510,931
Income taxes payable		119,485
Liabilities held for sale		201,145
Other		2,190,301
Total liabilities		8,708,734
Equity:
Total equity		5,163,588
Retained earnings		1,569,365
Other components of equity		353,542
Other		3,240,681
Total liabilities and equity		13,872,322
Adjustments
Non-current assets:
Total non-current assets		(21,928)
Property, plant and equipment		15,400
Goodwill		78,848
Intangible assets		(109,199)
Other		(6,977)
Current assets:
Total current assets		(57,621)
Inventories		(67,074)
Assets held for sale		9,453
Other		0
Total assets		(79,549)
Non-current liabilities:
Total non-current liabilities		(144,070)
Deferred tax liabilities		(145,605)
Other		1,535
Current liabilities:
Total current liabilities		42,118
Income taxes payable		31,213
Liabilities held for sale		13,889
Other		(2,984)
Total liabilities		(101,952)
Equity:
Total equity		22,403
Retained earnings		26,066
Other components of equity		(3,663)
Other		0
Total liabilities and equity		¥ (79,549)

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.